RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS
	As of December 31, 2022	As of December 31, 2021
- Revenue	$(3,239)	$(8,137)

- Operating expenses	$124,790	$93,600